Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Data [Abstract]
Schedule Of Quarterly Financial Information

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter		Full Year
	2011	2012	2011	2012	2011	2012	2011	2012	2011	2012
Net sales	$5,535	5,309	5,854	5,919	6,288	6,484	6,545	6,700	24,222	24,412
Gross profit	$2,163	2,055	2,306	2,336	2,498	2,628	2,590	2,749	9,557	9,768
Earnings from continuing
operations common stockholders	$480	371	556	545	683	770	735	282	2,454	1,968
Net earnings common stockholders	$480	371	556	545	683	770	761	282	2,480	1,968

Earnings per common share
from continuing operations:
Basic	$0.63	0.50	0.74	0.74	0.91	1.05	0.98	0.39	3.26	2.68
Diluted	$0.63	0.50	0.73	0.74	0.90	1.04	0.98	0.39	3.24	2.67

Net earnings per common share:
Basic	$0.63	0.50	0.74	0.74	0.91	1.05	1.02	0.39	3.29	2.68
Diluted	$0.63	0.50	0.73	0.74	0.90	1.04	1.01	0.39	3.27	2.67

Dividends per common share	$0.345	0.40	0.345	0.40	0.345	0.40	0.345	0.40	1.38	1.60

Common stock prices:
High	$58.74	52.64	62.24	53.78	61.29	53.01	58.47	52.98	62.24	53.78
Low	$52.12	39.50	55.86	47.00	50.84	43.75	41.31	43.59	41.31	39.50